ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 482,384	$ 422,451
Less: allowance for doubtful debts	(210,757)	(168,786)	$ (143,334)	$ (113,264)
Accounts receivable, net	271,627	253,665
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	466,259	414,515
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	8,427	1,728
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 7,698	$ 6,208